Unaudited Interim Condensed Consolidated Statements of Cash Flows - ZAR (R) R in Thousands	3 Months Ended
	May 31, 2024	May 31, 2023
Cash flows from operating activities
Profit before taxation	R 305,326	R 233,078
Adjustments	185,718	171,240
Depreciation on property, plant and equipment	152,311	147,260
Amortization of capitalized commission assets	24,323	19,039
Amortization of intangible assets	14,679	14,490
Gain on disposal of property, plant and equipment	(450)	(1,024)
Finance income	(11,213)	(10,878)
Finance costs	5,634	2,174
Provision for warranties charge	434	179
Working capital adjustments
Inventories	1,668	(18,865)
Trade and other receivables and prepayments	369,133	(21,284)
Trade and other payables	24,511	20,424
Deferred revenue	7,061	(11,709)
Capitalized commission assets	(50,642)	(34,598)
Cash generated from operating activities	842,775	338,286
Interest received	11,213	10,878
Interest paid	(5,634)	(2,174)
Income tax paid	(12,121)	(6,779)
Net cash generated from operating activities	836,233	340,211
Cash flows from investing activities
Purchase of property, plant and equipment	(267,271)	(182,479)
Purchase of property, plant and equipment – Telematics devices and equipment on hand	(191,884)	(141,148)
Purchase of property, plant and equipment – Other	(75,387)	(41,331)
Proceeds on disposal of property, plant and equipment	562	3,488
Investment in intangible assets	(12,650)	(13,221)
Acquisition of subsidiary, net of cash acquired		(5,102)
Net cash utilized by investing activities	(279,359)	(197,314)
Cash flows from financing activities
Repayment of related parties loans	(228)
Purchase of treasury shares	(3,461)
Repurchase and cancellation of ordinary shares of a subsidiary	(15,242)
Repayment of term loans	(1,551)	(3,473)
Payments of lease liabilities	(17,616)	(15,200)
Proceeds from related parties loans		344
Net cash utilized by financing activities	(38,098)	(18,329)
Net increase in cash and cash equivalents	518,776	124,568
Cash and cash equivalents at the beginning of the quarter	436,165	965,750
Effect of exchange rate changes on cash and cash equivalents	(5,383)	47,126
Cash and cash equivalents at the end of the quarter	R 949,558	R 1,137,444